BUSINESS SEGMENTS (Details) (USD $)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended	3 Months Ended		4 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014 Real Estate Leasing [Member]	Sep. 30, 2013 Real Estate Leasing [Member]	Sep. 30, 2013 Real Estate Leasing [Member]	Sep. 30, 2014 Real Estate Leasing [Member]	Sep. 30, 2014 Services [Member]	Sep. 30, 2013 Services [Member]	Sep. 30, 2013 Services [Member]	Sep. 30, 2014 ACS Corporate [Member]	Sep. 30, 2013 ACS Corporate [Member]	Sep. 30, 2013 ACS Corporate [Member]	Sep. 30, 2014 ACS Corporate [Member]	Sep. 30, 2014 Wholesale Supply	Sep. 30, 2013 Wholesale Supply	Sep. 30, 2013 Wholesale Supply	Sep. 30, 2014 Wholesale Supply	Sep. 30, 2014 Consulting Services
Net revenue	$ 14,178				$ 14,613	$ 28,764			$ 86,294	$ (13,600)							$ 14,178			$ 14,613	$ 40,000
Operating expenses and other	1,776,002	463,059	463,059		3,316,296	91,371		150,000	164,592	27,000	150,000		1,638,929	313,059	313,059	3,006,692	18,702			63,982	81,030
Loss from continuing operations	(1,746,660)	(463,059)	(463,059)		(3,316,296)	(62,607)		(150,000)	(78,298)	(40,600)	(150,000)		(1,638,929)	(313,059)	(313,059)	(3,006,692)	(4,524)			(49,369)	(41,030)
Property and equipment, net	489,907			452,753	489,907	489,907			489,907
Receivables, net	17,316				17,316	33,598			33,598
Inventory	$ 62,805				$ 62,805												$ 62,805			$ 62,805